Share-based payments - Share-based Payment Amounts Included in the Income Statements as Operating Costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments	$ (89)	$ (81)
ESP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments	(29)	(28)
RSUs/PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments	(50)	(44)
Other
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments	$ (10)	$ (9)